Equity (Details 5) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Equity Abstract
Beginning balance	$ 187	$ 276
Prescription	(43)	(49)
Transfers from dividends payable	14	17
Translation adjustment	12	36
Ending balance	$ 170	$ 280